February 15, 2024

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds V, Inc. (the "Registrant")
- BNY Mellon Large Cap Equity Fund (the "Fund")
1933 Act File No.: 33-44254
1940 Act File No.: 811-06490
CIK No.: 0000881773

Ladies and Gentlemen:

On behalf of Fund, transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 127 to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is being filed to reflect the appointment of Newton Investment Management North America, LLC as the Fund’s sub-adviser, to incorporate changes to the Fund’s investment strategy, process and approach related to the appointment of the sub-adviser and to incorporate the addition of language related to exemptive relief that permits the Fund’s adviser, under certain circumstances, to hire and replace affiliated and unaffiliated sub-advisers for the Fund without obtaining shareholder approval .

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits including a Sub-Investment Advisory Agreement and the consent to the Registrant’s independent registered public accounting firm and to make certain other revisions.

Please telephone David Stephens of Proskauer Rose at 212.969.3357, should you have any questions.

Sincerely,

/s/ Tara L. Raposa
Tara L. Raposa
Paralegal Manager I